20. Employees benefits (Tables)	12 Months Ended
Dec. 31, 2019
Employees Benefits
Pension plan benefits
	December 31, 2019			December 31, 2018
	G1 Plan	G0 Plan	Total	G1 Plan	G0 Plan	Total
Present value of defined benefit obligations	(3,067,094)	(3,046,255)	(6,113,349)	(2,532,338)	(2,606,107)	(5,138,445)
Fair value of the plan’s assets	2,752,417	-	2,752,417	2,168,436	-	2,168,436

Liability as per statement of financial position – pension obligations	(314,677)	(3,046,255)	(3,360,932)	(363,902)	(2,606,107)	(2,970,009)

Reconciliation of defined benefit obligations
	December 31, 2019			December 31, 2018
	G1 Plan	G0 Plan	Total	G1 Plan	G0 Plan	Total
Plan’s liabilities
Defined benefit obligation, beginning of the year	(2,532,338)	(2,606,107)	(5,138,445)	(2,319,841)	(2,543,877)	(4,863,718)
Current service cost	(47,001)	(227,367)	(274,368)	(13,905)	(232,248)	(246,153)
Interest cost	(224,429)	-	(224,429)	(213,201)	-	(213,201)
Actuarial (gains)/losses recorded as other comprehensive income	(392,876)	(397,597)	(790,473)	(114,188)	(10,783)	(124,971)
Benefits paid	129,550	184,816	314,366	128,797	180,801	309,598
Defined benefit obligation, end of the year	(3,067,094)	(3,046,255)	(6,113,349)	(2,532,338)	(2,606,107)	(5,138,445)

Fair value of plan
Plan’s assets
Fair value of the plan’s assets, beginning of the year	2,168,436	-	2,168,436	1,931,380	-	1,931,380
Expected return on the plan assets	192,965	-	192,965	179,449	-	179,449
Expected Company’s contributions	36,968	-	36,968	36,199	-	36,199
Expected participant’s contributions	38,391	-	38,391	36,336	-	36,336
Benefits paid	(129,549)	-	(129,549)	(128,797)	-	(128,797)
Actuarial gains/(losses) recorded as other comprehensive income	445,206	-	445,206	113,869	-	113,869
Fair value of the plan’s assets, end of the year	2,752,417	-	2,752,417	2,168,436	-	2,168,436

(Deficit)/Surplus	(314,677)	(3,046,255)	(3,360,932)	(363,902)	(2,606,107)	(2,970,009)

(Gains)/losses, due to changes in assumptions
	December 31, 2019			December 31, 2018			December 31, 2017
	G1 Plan	G0 Plan	Total	G1 Plan	G0 Plan	Total	G1 Plan	G0 Plan	Total

Actuarial gains/(losses) on obligations	(392,876)	(397,597)	(790,473)	(114,188)	(10,783)	(124,971)	305,511	51,535	357,046
Actuarial gains/(losses) recorded as other comprehensive income	445,206	-	445,206	113,869	-	113,869	52,083	-	52,083
Total gains/(losses)	52,330	(397,597)	(345,267)	(319)	(10,783)	(11,102)	357,594	51,535	409,129
Deferred income tax and social contribution	(17,792)	-	(17,792)	108	-	108	(121,582)	-	(121,582)
Valuation adjustments to equity	34,538	(397,597)	(363,059)	(211)	(10,783)	(10,994)	236,012	51,535	287,547

Amounts recognized in income statement
	December 31, 2019			December 31, 2018			December 31, 2017
	G1 Plan	G0 Plan	Total	G1 Plan	G0 Plan	Total	G1 Plan	G0 Plan	Total
Cost of service, net	8,609	227,367	235,976	(22,431)	232,248	209,817	(35,093)	262,873	227,780
Interest cost rates	224,429	-	224,429	213,201	-	213,201	260,409	-	260,409
Expected return on the plan’s assets	(192,965)	-	(192,965)	(179,449)	-	(179,449)	(183,689)	-	(183,689)
Amount received from GESP (undisputed)	-	(97,300)	(97,300)	-	(96,282)	(96,282)	-	(95,191)	(95,191)
Total expenses	40,073	130,067	170,140	11,321	135,966	147,287	41,627	167,682	209,309

Actuarial assumptions
	December 31, 2019		December 31, 2018		December 31, 2017
	G1 Plan	G0 Plan	G1 Plan	G0 Plan	G1 Plan	G0 Plan
Discount rate – actual rate (NTN-B)	3.37% a.a.	3.36% a.a.	4.91% a.a.	4.84%	5.35% a.a.	5.30%
Inflation rate	3.5% a.a.	3.5% a.a.	4.01% a.a.	4.01%	3.96% a.a.	3.96%
Expected nominal rate of return on assets	6.99%a.a.	-	9.12%a.a.	-	9.52%a.a.	-
Nominal rate of salary growth	5.57% a.a.	5.57% a.a	6.09% a.a.	6.09% a.a	6.04% a.a.	6.04% a.a
Mortality table	AT-2000	AT-2000	AT-2000	AT-2000	AT-2000	AT-2000

Sensitivity analysis of benefit plans
Impact on presente value of the defined benefit obligations
Assumptions	Change in assumption	G1	G0
Discount rate	Increase of 1.0%	Decrease of R$ 326,714	Decrease of R$ 301,727
	Decrease of 1.0%	Increase of R$ 396,026	Increase of R$ 314,156
Life expectation	Increase of 1 year	Increase of R$ 80,048	Increase of R$ 117,324
	Decrease of 1 year	Decrease of R$ 72,676	Decrease of R$ 140,051
Wage increase rate	Increase of 1.0%	Increase of R$ 36,140	Increase of R$ 388,886
	Decrease of 1.0%	Decrease of R$ 31,070	Decrease of R$ 372,127

Benefit plan expenses recognized by employer
2020
Service cost	3,796
Interest cost rates	208,485
Net profitability on financial assets	(187,317)
Expense to be recognized by the employeer	24,964

Plan assets
	December 31, 2019%		December 31, 2018%
Total fixed income	1,795,554	65.2	1,477,643	68.1
Total equities	301,707	11.0	249,740	11.6
Total structures investments	630,933	22.9	431,828	19.9
Other	24,223	0.9	9,225	0.4
Fair value of the plan’s assets	2,752,417	100	2,168,436	100

Expense related to defined benefit plan
2020

Interest cost rate	206,262
Expense to be recognized	206,262